Shareholders' equity (deficit) - Warrants (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity
Number of warrants issued		800,000
Warrants issued to purchase shares of common stock		800,000
Common shares, par value	$ 0.001	$ 0.001	$ 0.001
Exercise prices of each warrant		$ 25.00